Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Cash, Cash Equivalents and Investments
The following table provides a reconciliation of cash, cash equivalents and restricted cash in the consolidated balance sheets to the total amount shown in the consolidated statements of cash flows:

	December 31, 2022	December 31, 2021
Cash	$21,542	$11,729
Cash e quivalents	36,346	—
Restricted cash	—	317

Total cash, cash equivalents and restricted cash	$57,888	$12,046

Schedule of Inputs Into the Respective Models
Significant inputs into the respective valuation models at March 2, 2022 (the initial recognition) and December 31, 2022 are as follows:

Valuation Assumptions	Initial Recognition on March 2, 2022	December 31, 2022

Stock Price	$9.43	$0.73
Simulated trading days	1,198	1,050
Volatility (annual)	30.50%	109.30%
Risk-free rate	1.74%	4.04%
Estimated time to expiration (years)	5.000	4.170

Schedule of Calculation of Basic and Diluted Net Income (Loss) Per Ordinary Shares
Significant
customers that represent 10% or more of revenue are set forth in the following tables:

	For the Year Ended December 31,	For the 11 months ended December 31,
Customer	2022	2021

Customer A	33%	16%
Customer B	18%	20%
Customer C	15%	15%
Customer D	14%	29%
Customer E	11%	*
Customer F	*	17%
*Customer accounted for less than 10% of revenue in the respective period

Schedule of Customers Accounts Receivable
Significant customers that represent 10% or more of accounts receivable are set forth in the following tables:

	December 31,	December 31,
Customer	2022	2021
Customer A	65%	*
Customer B	13%	35%
Customer C	10%	34%
Customer D	*	29%
*Customer accounted for less than 10% of accounts receivable in the respective period